Form N-1A Cover	Dec. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Virtus Variable Insurance Trust
Entity Central Index Key	0000792359
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2023
Prospectus Date	Apr. 29, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Newfleet Multi-Sector Intermediate Bond Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated February 13, 2025 to the Series’ Summary and Statutory Prospectuses,

each dated April 29, 2024

VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Tactical Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated February 13, 2025 to the Series’ Summary and Statutory Prospectuses,

each dated April 29, 2024